Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 13, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 13, 2020
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Principal Exchange-Traded Funds | Principal Shareholder Yield Index ETF
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0001572661_SupplementTextBlock
Principal Exchange-Traded Funds
Supplement dated March 13, 2020
to the Statutory Prospectus dated November 1, 2019
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.
SUMMARY FOR PRINCIPAL SHAREHOLDER YIELD INDEX ETF

Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR PRINCIPAL SHAREHOLDER YIELD INDEX ETF
Strategy [Heading]	rr_StrategyHeading	Effective March 23, 2020, under Principal Investment Strategies, delete the last sentence of the second paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Index employs a modified yield weighting methodology, weighting securities according to their dividend yields. Final eligible securities receive a maximum weight of 3%, and all excess weight is distributed proportionally across the remaining Index securities.